UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Value Opportunities Fund (JGV)
September 30, 2006

Shares	Description	Value

	Common Stocks – 63.7%

	Aerospace & Defense – 1.3%

112,600	Thales S.A.	$4,995,958

	Chemicals – 2.1%

464,500	Mosaic Company, (1)	7,850,050

	Consumer Finance – 2.0%

162,500	Takefuji Corporation	7,456,085

	Diversified Telecommunication Services – 6.8%

568,950	Chunghwa Telecom Co., Ltd., Sponsored ADR	9,848,525
476,200	KT Corporation, Sponsored ADR	10,224,014
200,000	Nippon Telegraph and Telephone Corporation, ADR	4,906,000

	Total Diversified Telecommunication Services	24,978,539

	Electric Utilities – 3.5%

349,900	Centrais Electricas Brasileiras S.A., ADR	3,603,970
142,300	DTE Energy Company	5,906,873
176,800	Korea Electric Power Corporation, Sponsored ADR	3,456,440

	Total Electric Utilities	12,967,283

	Electronic Equipment & Instruments – 1.2%

119,100	Tech Data Corporation, (1)	4,350,723

	Food & Staples Retailing – 2.0%

254,300	SUPERVALU Inc.	7,539,995

	Food Products – 5.8%

41,600	Agricore United	296,252
345,300	Sara Lee Corporation	5,548,971
977,600	Tyson Foods, Inc., Class A	15,524,288

	Total Food Products	21,369,511

	Health Care Providers & Services – 2.1%

200,000	Aetna Inc.	7,910,000

	IT Services – 0.8%

50,000	CDW Corporation	3,084,000

	Machinery – 4.8%

569,700	AGCO Corporation, (1)	14,441,895
213,460	Tecumseh Products Company, Class B, (1)	3,201,900

	Total Machinery	17,643,795

	Marine – 0.0%

22,100	Navios Maritime Holdings Inc.	105,417

	Media – 2.1%

341,800	Premiere AG, (1)	4,559,576
100,000	Scholastic Corporation, (1)	3,115,000

	Total Media	7,674,576

	Metals & Mining – 16.7%

100,000	Alcoa Inc.	2,804,000
130,000	Alumina Limited, Sponsored ADR	2,377,700
287,600	AngloGold Ashanti Limited, Sponsored ADR	10,854,024
459,600	Apex Silver Mines Limited, (1)	7,656,936
467,600	Barrick Gold Corporation	14,364,672
1,000,000	Bema Gold Corporation, (1)	4,430,000
700,000	Ivanhoe Mines Limited, (1)	4,382,000
4,245,000	Lihir Gold Limited, (1)	9,143,375
132,200	Newmont Mining Corporation	5,651,550

	Total Metals & Mining	61,664,257

	Multi-Utilities – 1.6%

261,700	Puget Energy Inc.	5,948,441

	Oil, Gas & Consumable Fuels – 2.8%

120,000	ChevronTexaco Corporation	7,783,200
50,000	Nexen Inc.	2,673,000

	Total Oil, Gas & Consumable Fuels	10,456,200

	Paper & Forest Products – 0.0%

13,350	Domtar Inc., (1)	78,632

	Road & Rail – 4.0%

166,500	Union Pacific Corporation	14,652,000

	Software – 2.1%

287,600	Microsoft Corporation	7,860,108

	Transportation Infrastructure – 0.4%

54,150	Stolt-Nielsen S.A., Sponsored ADR	1,402,485

	Wireless Telecommunication Services – 1.6%

263,400	Vodafone Group PLC, Sponsored ADR	6,021,324

	Total Common Stocks (cost $234,152,613)	236,009,379

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value

	Asset-Backed Securities – 0.7%

$7,888	Federal National Mortgage Association Mortgage Pool 2003-86 IL	4.500	4/25/13	AAA	$328,197
1,303	Federal National Mortgage Association, Collateralized Mortgage Obligations, Series 2004-75, Class KI	4.500	3/25/18	AAA	145,731
2,396	Federal National Mortgage Association, Collateralized Mortgage Obligations, Series 2004-86, Class KI	4.500	5/25/19	AAA	337,094
5,833	Federal National Mortgage Association, Collateralized Mortgage Obligations, Series 2005-69, Class PI	4.500	8/25/25	AAA	1,010,406
318	Federal Home Loan Mortgage Corporation, Pool 2627	4.500	5/15/18	N/R	71,819
5,386	Federal Home Loan Mortgage Corporation, Pool 2872	4.500	10/15/12	AAA	221,849
1,487	Federal Home Loan Mortgage Corporation, Pool 2890	4.500	3/15/18	AAA	174,511
1,228	Federal Home Loan Mortgage Corporation, Pool 2890	4.500	2/15/19	AAA	171,057

$25,839	Total Asset-Backed Securities (cost $2,930,245)				2,460,664

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value

	Convertible Bonds – 5.2%

	Aerospace & Defense – 0.2%

$878	Edo Corporation	4.000%	11/15/25	N/R	$848,368

	Airlines – 1.6%

6,438	JetBlue Airways Corporation	3.500%	7/15/33	CCC+	5,842,485

	Commercial Services & Supplies – 1.2%

4,902	Allied Waste Industries, Inc.	4.250%	4/15/34	B+	4,534,350

	Electronic Equipment & Instruments – 1.2%

4,596	SCI Systems Inc.	3.000%	3/15/07	B1	4,527,060

	Machinery – 0.3%

1,000	Albany International Corporation	2.250%	3/15/26	N/R	933,125

	Semiconductors & Equipment – 0.7%

3,000	Credence Systems Corporation	1.500%	5/15/08	N/R	2,707,500

$20,814	Total Convertible Bonds (cost $19,170,255)				19,392,888

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 8.1%

	Auto Components – 0.5%

$2,000	Lear Corporation, Series B	8.110%	5/15/09	B-	$1,940,000

	Diversified Financial Services – 0.6%

2,000	Leucadia National Corporation	7.000%	8/15/13	BB	2,030,000

	Food Products – 0.5%

2,000	Chiquita Brands International Inc.	8.875%	12/01/15	B-	1,855,000

	Household Products – 0.8%

3,000	Elizabeth Arden Inc.	7.750%	1/15/14	B1	2,955,000

	Metals & Mining – 1.4%

1,240	Freeport-McMoran Copper & Gold, Inc.	7.500%	11/15/06	B+	1,247,750
3,845	UCAR Finance Inc.	10.250%	2/15/12	B2	4,056,475

5,085	Total Metals & Mining				5,304,225

	Oil, Gas & Consumable Fuels – 2.7%

2,000	Arch Western Finance LLC	6.750%	7/01/13	BB-	1,930,000
2,000	Peabody Energy Corporation	6.875%	3/15/13	Ba1	1,980,000
2,000	Ship Finance International Limited	8.500%	12/15/13	B1	1,940,000
2,000	Teekay Shipping Corporation	8.875%	7/15/11	Ba2	2,120,000
2,000	USEC Inc.	6.750%	1/20/09	B3	1,935,000

10,000	Total Oil, Gas & Consumable Fuels				9,905,000

	Paper & Forest Products – 1.6%

2,000	Bowater Inc.	9.500%	10/15/12	B+	2,040,000
4,000	Domtar Inc.	7.875%	10/15/11	B+	3,980,000

6,000	Total Paper & Forest Products				6,020,000

$30,085	Total Corporate Bonds (cost $29,916,640)				30,009,225

Principal
Amount (000)	Description	Coupon	Maturity	Value

	Short-Term Investments – 27.8%

$103,019	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $103,059,950, collateralized by $83,145,000 U.S. Treasury Bonds, 7.125%, due 2/15/23, value $105,084,388	4.800%	10/02/06	$103,018,742

	Total Short-Term Investments (cost $103,018,742)			103,018,742

	Total Investments (cost $389,188,495) – 105.5%			390,890,898

Shares	Description	Value

	Common Stocks Sold Short – (4.2)%

	Biotechnology – (0.6)%

(25,000)	Genentech, Inc., (1)	$(2,067,500)

	Health Care Equipment & Supplies – (1.0)%

(34,000)	Alcon Inc.	(3,893,000)

	Hotels, Restaurants & Leisure – (0.3)%

(6,000)	Four Seasons Hotel Inc.	(1,021,600)

	Internet Software & Services – (0.3)%

(43,800)	Bankrate Inc., (1)	(1,163,328)

	Multiline Retail – (0.6)%

(33,000)	Kohl’s Corporation, (1)	(2,142,360)

	Pharmaceuticals – (0.5)%

(18,000)	Allergan Inc.	(2,026,980)

	Textiles Apparel & Luxury Goods – (0.6)%

(60,000)	Coach, Inc., (1)	(2,064,000)

	Thrifts & Mortgage Finance – (0.3)%

(18,000)	FirstFed Financial Corporation, (1)	(1,020,960)

	Total Common Stocks Sold Short (proceeds $15,349,151)	(15,399,728)

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (2.6)% (4)

(1,500)	Aetna Inc.	$(5,250,000)	1/20/07	$35.00	$(915,000)
(4,200)	AGCO Corporation	(10,500,000)	1/20/07	25.00	(1,008,000)
(750)	Alcoa Inc.	(2,250,000)	1/20/07	30.00	(76,875)
(2,100)	Anglogold Limited	(10,500,000)	1/20/07	50.00	(110,250)
(3,400)	Apex Silver Mines Limited	(5,100,000)	4/21/07	15.00	(1,139,000)
(3,500)	Barrick Gold Corporation	(11,375,000)	1/20/07	32.50	(586,250)
(7,500)	Bema Gold Corporation	(3,750,000)	3/17/07	5.00	(393,750)
(400)	CDW Corporation	(2,200,000)	1/20/07	55.00	(348,000)
(900)	Cheveron Corporation	(5,850,000)	1/20/07	65.00	(292,500)
(100)	Domtar Inc.	(50,000)	4/21/07	5.00	(12,250)
(600)	DTE Energy Company	(2,400,000)	1/20/07	40.00	(142,500)
(5,000)	Ivanhoe Mines Limited	(3,750,000)	3/17/07	7.50	(237,500)
(2,100)	Microsoft Corporation	(5,250,000)	1/20/07	25.00	(603,750)
(3,400)	Mosaic Company	(5,950,000)	1/20/07	17.50	(348,500)
(900)	Newmont Mining Corporation	(4,950,000)	1/20/07	55.00	(40,500)
(400)	Nexen Inc.	(2,400,000)	3/17/07	60.00	(154,000)
(1,500)	Nippon Telegraph & Telephone Corporation	(3,750,000)	3/17/07	25.00	(262,500)
(800)	Puget Energy Inc.	(1,800,000)	1/20/07	22.50	(60,000)
(3,000)	Sara Lee Corporation	(5,250,000)	1/20/07	17.50	(550,000)
(800)	Scholastic Corporation	(2,400,000)	3/17/07	30.00	(246,000)
(7,300)	Tyson Foods Inc.	(10,950,000)	1/20/07	15.00	(1,295,750)
(1,200)	Union Pacific Corporation	(10,200,000)	1/20/07	85.00	(840,000)

(51,350)	Total Call Options (premiums received $9,894,173)	(115,875,000)			(9,662,875)

	Other Assets Less Liabilities – 1.3%				4,941,332

	Net Assets – 100%				$370,769,627

(1)	Non-income producing.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price multiplied by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

ADR	American Depositary Receipt.

N/R	Not rated.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2006, the cost of investments was $389,191,768.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$8,535,594
Depreciation	(6,836,464)

Net unrealized appreciation (depreciation) of investments	$1,699,130

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Global Value Opportunities Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2006

*	Print the name and title of each signing officer under his or her signature.